CIT Equipment Collateral 2006-VT1	Exhibit 99.1
Monthly Servicing Report

		Determination Date:		12/18/06
		Collection Period:	11/01/06	11/30/06
		Record Date:		12/19/06
		Payment Date:		12/20/06
I. AVAILABLE FUNDS

A. Collections

a.	Scheduled Payments Received			$31,120,009.78
b.	Liquidation Proceeds Allocated to Owner Trust			618,854.05
c.	Prepayments on Contracts			1,195,317.65
d.	Payments on Purchased Contracts			0.00
e.	Proceeds of Clean-up Call			0.00
f.	Investment Earnings on Collection Account			0.00

		Total Collections		$32,934,181.48

B. Determination of Available Funds

a.	Total Collections			$32,934,181.48
b.	Servicer Advances			2,474,042.19
c.	Recoveries of prior Servicer Advances			(3,390,155.08)
d.	Withdrawal from Reserve Account			204,566.24

		Total Available Funds =		$32,222,634.83

II. DISTRIBUTION AMOUNTS

A. COLLECTION ACCOUNT DISTRIBUTION

1.	Servicing Fee			451,058.56

2.	Class A-1 Note Interest Distribution	269,337.62
	Class A-1 Note Principal Distribution	26,530,735.15
	Aggregate Class A-1 distribution			26,800,072.77

3.	Class A-2 Note Interest Distribution	765,225.00
	Class A-2 Note Principal Distribution	0.00
	Aggregate Class A-2 distribution			765,225.00

4.	Class A-3 Note Interest Distribution	1,410,750.00
	Class A-3 Note Principal Distribution	0.00
	Aggregate Class A-3 distribution			1,410,750.00

5.	Class A-4 Note Interest Distribution	403,297.00
	Class A-4 Note Principal Distribution	0.00
	Aggregate Class A-4 distribution			403,297.00

6.	Class B Note Interest Distribution	70,771.09
	Class B Note Principal Distribution	645,342.21
	Aggregate Class B distribution			716,113.30

7.	Class C Note Interest Distribution	71,447.68
	Class C Note Principal Distribution	645,342.20
	Aggregate Class C distribution			716,789.88

8.	Class D Note Interest Distribution	98,872.04
	Class D Note Principal Distribution	860,456.28
	Aggregate Class D distribution			959,328.32

9.	Deposit to the Reserve Account			0.00

10.	Trustee Expenses			0.00

11.	Remainder to the holder of the equity certificate			0.00

		Collection Account Distributions =		32,222,634.83

B. INCORRECT DEPOSITS TO BE RETURNED TO CIT		Collection Account Distributions =		0.00

III. INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

	Distribution	Class A-1	Class A-2	Class A-3	Class A-4
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	269,337.62	765,225.00	1,410,750.00	403,297.00
2.	Interest Paid	269,337.62	765,225.00	1,410,750.00	403,297.00
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	26,530,735.15	0.00	0.00	0.00

5.	Total Distribution Amount	26,800,072.77	765,225.00	1,410,750.00	403,297.00
	((2) plus (4))

	Distribution	Class B	Class C	Class D	Total Offered
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	70,771.09	71,447.68	98,872.04	3,089,700.43
2.	Interest Paid	70,771.09	71,447.68	98,872.04	3,089,700.43
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	645,342.21	645,342.20	860,456.28	28,681,875.84

5.	Total Distribution Amount	716,113.30	716,789.88	959,328.32	31,771,576.27
	((2) plus (4))

IV.  Information Regarding the Securities A Summary of Balance Information

    A   Summary of Balance Information

		Applicable	Principal Balance	Class Factor	Principal Balance	Class Factor
	Class	Coupon	Dec-06	Dec-06	Nov-06	Nov-06
		Rate	Payment Date	Payment Date	Payment Date	Payment Date

a.	Class A-1 Notes	4.98953%	38,245,936.23	0.11590	64,776,671.38	0.19629
b.	Class A-2 Notes	5.1300%	179,000,000.00	1.00000	179,000,000.00	1.00000
c.	Class A-3 Notes	5.1300%	330,000,000.00	1.00000	330,000,000.00	1.00000
d.	Class A-4 Notes	5.1600%	93,790,000.00	1.00000	93,790,000.00	1.00000
e.	Class B Notes	5.2300%	15,592,766.01	0.68721	16,238,108.22	0.71565
f.	Class C Notes	5.2800%	15,592,766.02	0.68721	16,238,108.22	0.71565
g.	Class D Notes	5.4800%	20,790,354.69	0.68722	21,650,810.97	0.71566

h.	Total Offered Notes		693,011,822.95		721,693,698.79

    B Other Information

	Scheduled	Scheduled
	Principal Balance	Principal Balance
Class	Dec-06	Nov-06
	Payment Date	Payment Date

Class A-1 Notes	38,474,578.67	66,515,650.26

		Target	Class	Target	Class
	Class	Principal Balance	Floor	Principal Amount	Floor
Class	Percentage	Dec-06	Dec-06	Nov-06	Nov-06
		Payment Date	Payment Date	Payment Date	Payment Date

Class A	92.50%	641,035,936.23		667,566,671.38
Class B	2.25%	15,592,766.01	0.00	16,238,108.22	0.00
Class C	2.25%	15,592,766.02	0.00	16,238,108.22	0.00
Class D	3.00%	20,790,354.69	0.00	21,650,810.97	0.00

V. PRINCIPAL
A. MONTHLY PRINCIPAL AMOUNT
1.	Principal Balance of Notes and Equity Certificates		721,693,698.79
	(End of Prior Collection Period)
2.	Contract Pool Principal Balance (End of Collection Period)		693,011,822.95

	Total monthly principal amount		28,681,875.84
B. PRINCIPAL BREAKDOWN		No. of Accounts

1.	Scheduled Principal	70,885	26,619,402.73
2.	Prepaid Contracts	201	1,189,689.82
3.	Defaulted Contracts	206	872,783.29
4.	Contracts purchased by CIT Financial USA, Inc.	0	0.00

	Total Principal Breakdown	71,292	28,681,875.84

VI. CONTRACT POOL DATA

A. CONTRACT POOL CHARACTERISTICS

		Original	Dec-06	Nov-06
		Pool	Payment Date	Payment Date

1.	a. Contract Pool Balance	1,008,422,983.17	693,011,822.95	721,693,698.79
	b. No of Contracts	74,262	70,885	71,292
	c. Pool Factor	1.0000	0.6872	0.7157

2.	Weighted Average Remaining Term	37.10	29.22	29.97

3.	Weighted Average Original Term	43.20

B. DELINQUENCY INFORMATION

			% of Aggregate
		% of	Required Payoff	No. Of	Aggregate Required
		Contracts	Amount	Accounts	Payoff Amounts

1.	Current	95.62%	96.32%	67,778	673,788,771.74
	31-60 days	2.09%	2.36%	1,483	16,530,386.58
	61-90 days	1.00%	0.67%	706	4,677,150.87
	91-120 days	0.50%	0.29%	353	2,034,518.21
	121-150 days	0.46%	0.20%	323	1,416,970.26
	151-180 days	0.34%	0.16%	242	1,107,043.11
	180+days (1)	0.00%	0.00%	0	0.00

	Total Delinquency	100.00%	100.00%	70,885	699,554,840.77

2.	Delinquent Scheduled Payments:

	Beginning of Collection Period			7,459,130.71
	End of Collection Period			6,543,017.82

	Change in Delinquent Scheduled Payments			(916,112.89)

       (1) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C below

C. DEFAULTED CONTRACT INFORMATION
1.	Aggregate Contract Balance on Defaulted Contracts	872,783.29
2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received	618,854.05

	Current period reported net losses	253,929.24
3.	Cumulative Reported Net Losses	1,764,426.13
4.	Cumulative Net Loss Ratio	0.1750%
5.	Cummlative Net Loss Trigger	1.7500%
VII. MISCELLANEOUS INFORMATION
A. SERVICER ADVANCE BALANCE
1.	Opening Servicer Advance Balance	7,459,130.71
2.	Current Period Servicer Advance	2,474,042.19
3.	Recoveries of prior Servicer Advances	(3,390,155.08)

4.	Ending Servicer Advance Balance	6,543,017.82
5.	Unreimbursed Servicer Advances	0.00

B. RESERVE ACCOUNT

1.	Opening Reserve Account			55,931,261.66
2.	Deposit from the Collection Account			0.00
3.	Withdrawals from the Reserve Account			(204,566.24)
4.	Investment Earnings.			244,357.77
5.	Investment Earnings Distributions to the Depositor			(244,357.77)
6.	Remaining available amount			55,726,695.42
7.	Specified Reserve Account Balance			53,708,416.28
8.	Reserve Account Surplus/(Shortfall)			2,018,279.14
9.	Distribution of Reserve Account Surplus to the Depositor			(2,018,279.14)
10.	Ending Reserve Account Balance			53,708,416.28
11.	Reserve Account deficiency			0.00
12.	Reserve Account Floor			30,252,689.50

C. OTHER RELATED INFORMATION
1.	Discount Rate		5.8890%
2.	Life to Date Prepayment (CPR)		3.98%
3.	Life to Date Substitutions:
	a. Prepayments	0.00
	b. Defaults	0.00
4.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:				0
5.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:				0
6.	Any material breaches of pool assets representations or warranties or transaction covenants:				0
7.	Information regarding pool asset substitutions and repurchase:				0.00
8.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures
	used to originate, acquire, or select new pool assets:				0

D1.	Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1.	Unreimbursed Servicer Advances;
2.	Servicing Fee;
3.	a. Class A-1 Note Interest Distribution
b. Class A-2 Note Interest Distribution
c. Class A-3 Note Interest Distribution
d. Class A-4 Note Interest Distribution;
4.	Class B Note Interest Distribution;
5.	Class C Note Interest Distribution;
6.	Class D Note Interest Distribution;
7.	Class A-1 Note Principal Distribution;
8.	Class A-2 Note Principal Distribution;
9.	Class A-3 Note Principal Distribution;
10.	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12.	Class C Note Principal Distribution;
13.	Class D Note Principal Distribution;
14.	Class A-1 Note Reallocated Principal Distribution
15.	Class A-2 Note Reallocated Principal Distribution;
16.	Class A-3 Note Reallocated Principal Distribution;
17.	Class A-4 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19.	Class C Note Reallocated Principal Distribution;
20.	Class D Note Reallocated Principal Distribution;
21.	Deposit to the Reserve Account;
22.	Any amounts owing to the Trustees; and
23.	Remainder to the holder of the equity certificate.

D2.	Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1.	Unreimbursed Servicer Advances;
2.	Servicing Fee;
3.	a. Class A-1 Note Interest Distribution
b. Class A-2 Note Interest Distribution
c. Class A-3 Note Interest Distribution
d. Class A-4 Note Interest Distribution;
4.	Class B Note Interest Distribution;
5.	Class C Note Interest Distribution;
6.	Class D Note Interest Distribution;
7.	Class A-1 Note Principal Distribution;
8.	Class A-2 Note Principal Distribution;
9.	Class A-3 Note Principal Distribution;
10.	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12.	Class C Note Principal Distribution;
13.	Class D Note Principal Distribution;
14.	Deposit to the Reserve Account;
15.	Any amounts owing to the Trustees; and
16.	Remainder to the holder of the equity certificate.

E. DELINQUENCY, NET LOSSES AND CPR HISTORY

	% of	% of	% of	% of	% of (2)
	Aggregate	Aggregate	Aggregate	Aggregate	Aggregate
	Required Payoff	Required Payoff	Required Payoff	Required Payoff	Required Payoff
	Amounts	Amounts	Amounts	Amounts	Amounts
Collection
Periods	31-60 Days Past Due	61-90 Days Past Due	91-120 Days Past Due	121-150 Days Past Due	151-180 Days Past Due

11/30/06	2.36%	0.67%	0.29%	0.20%	0.16%
10/31/06	1.91%	0.59%	0.30%	0.20%	0.11%
09/30/06	2.01%	0.86%	0.27%	0.17%	0.12%
08/31/06	2.89%	0.48%	0.20%	0.19%	0.14%
07/31/06	2.48%	0.51%	0.25%	0.18%	0.16%
06/30/06	1.75%	0.47%	0.21%	0.18%	0.01%
05/31/06	2.03%	0.41%	0.21%	0.00%	0.00%
04/30/06	1.48%	0.60%	0.00%	0.00%	0.00%
03/31/06	2.15%	0.00%	0.00%	0.00%	0.00%
02/28/06	0.00%	0.00%	0.00%	0.00%	0.00%

Collection	Monthly Net	Monthly Net
Month	Loss Percentage	Losses	LTD CPR

November-06	0.025%	253,929.24	3.98%
October-06	0.032%	319,781.28	4.14%
September-06	0.025%	253,738.55	4.13%
August-06	0.039%	394,199.13	4.31%
July-06	-0.006%	(60,062.47)	4.23%
June-06	0.027%	269,466.93	5.04%
May-06	0.025%	256,687.85	5.80%
April-06	0.008%	76,685.62	6.47%
March-06	0.000%	0.00	9.70%
February-06	0.000%	0.00	10.75%

        (2) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C above

CIT Equipment Collateral 2006-VT1 Statistical Information by Business Units

				Cumulativ	Cumulative	Cum. Gross	Cum. Net
Coll. Period	Portfolio Name	CPB ($)	RPA ($)	e Gross Losses ($)	Net Losses ($)	Losses %	Losses %	LTD CPR

11/30/06	Avaya Portfolio	$147,283,688.28	$148,003,010.54	$1,248,338.40	$975,683.54	0.65%	0.51%	3.74%
11/30/06	DFS Portfolio	362,231,745.10	366,743,082.17	3,213,180.32	0.00	0.56%	0.00%	4.23%
11/30/06	Other	183,496,389.57	184,808,748.06	943,306.79	788,742.59	0.40%	0.33%	3.69%

	Totals	693,011,822.95	699,554,840.77	5,404,825.51	1,764,426.13	0.536%	0.1750%	3.98%

						Delq 121-150	Delq 151-
Coll. Period	Portfolio Name	Delq. Current %	Delq 31-60%	Delq 61-90%	Delq 91-120%	%	180%	Delq 180+ %

11/30/06	Avaya Portfolio.	97.82%	1.40%	0.50%	0.13%	0.14%	0.00%	0.00%
11/30/06	DFS Portfolio	95.56%	2.96%	0.66%	0.34%	0.23%	0.25%	0.00%
11/30/06	Other	96.61%	1.94%	0.82%	0.32%	0.19%	0.11%	0.00%

	Totals	96.32%	2.36%	0.67%	0.29%	0.20%	0.16%	0.00%

			No.of		No. of		No. of		No. of		No. of		No. of
		Delq.	Delq		Delq		Delq		Delq	Delq	Delq	Delq	Delq	Delq	No. of
Coll. Period	Portfolio Name	Current	Current	Delq 31-60	31-60	Delq 61-90	61-90	Delq 91-120	91-120	121-150	121-150	151-180	151-180	180+	Delq 180+

11/30/06	Avaya Portfolio.	$144,782,583.14	6,494	$2,072,350.76	164	$739,562.59	41	$196,590.08	23	$205,324.45	17	$6,599.52	2	$0.00	0
11/30/06	DFS Portfolio	350,458,447.88	46,307	10,865,490.30	1,008	2,413,009.02	563	1,249,587.66	280	857,790.56	272	898,756.75	223	0.00	0
11/30/06	Other	178,547,740.72	14,977	3,592,545.52	311	1,524,579.26	102	588,340.47	50	353,855.25	34	201,686.84	17	0.00	0

	Totals	673,788,771.74	67,778	16,530,386.58	1,483	4,677,150.87	706	2,034,518.21	353	1,416,970.26	323	1,107,043.11	242	0.00	0